Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

14.    Income Taxes

The Company and its domestic subsidiaries are subject to national corporate tax of 30% and corporate inhabitant tax plus enterprise tax of approximately 10.9%, after considering the non-deductible expense to the corporation tax, which in the aggregate resulted in a statutory income tax rate of 40.9% for the years ended March 31, 2009, 2010 and 2011. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

In the fiscal year ended March 31, 2011, the Company and certain of its domestic subsidiaries applied for the consolidated tax return filing system of the national corporate taxes, and the application was approved by the national tax agency. The Company is starting to file the consolidated tax return from the fiscal year ending March 31, 2012. Accordingly, the Company evaluated the realizability of the national corporate tax portion of deferred tax assets as of March 31, 2011 based on the projected future taxable income of the consolidated tax filing group.

The income before income taxes and equity in the earnings (loss) of an affiliated company, and income tax expense (benefit) for the years ended March 31, 2009, 2010 and 2011 consisted of the following:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Income before income taxes and equity in income (loss) of an affiliated company:
Japan	¥17,764	¥11,507	¥8,756	$105,304
Foreign	6,955	5,615	10,326	124,185

Total	¥24,719	¥17,122	¥19,082	$229,489

Income taxes—Current:
Japan	¥14,812	¥5,446	¥5,413	$65,099
Foreign	714	1,731	1,906	22,922

Total	¥15,526	¥7,177	¥7,319	$88,021

Income taxes—Deferred:
Japan	¥(5,380)	¥(404)	¥(1,557)	$(18,725)
Foreign	569	(3,173)	639	7,685

Total	¥(4,811)	¥(3,577)	¥(918)	$(11,040)

The significant components of total income taxes for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥10,715	¥3,600	¥6,401	$76,981
Equity in net income (loss) of an affiliated company	(1,757)	11	(6)	(72)
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(40)	(6)	(33)	(397)
Pension liability adjustment	(238)	(40)	(122)	(1,467)

Total income taxes	¥8,680	¥3,565	¥6,240	$75,045

Reconciliations of the differences between the statutory income tax rates and the effective income tax rates are as follows:

	2009	2010	2011
Statutory income tax rate	40.9%	40.9%	40.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.5	2.7	1.8
Non-taxable income	(0.3)	(0.0)	(0.1)
Change in valuation allowance	(11.0)	(22.4)	1.5
Dividend of overseas subsidiaries	1.3	0.3	0.7
Adjustment of estimated income tax accruals	7.4	(0.4)	1.4
Unrecognized tax benefits	—	—	(4.3)
Tax credit	—	(1.4)	(5.4)
Other, net	3.5	1.3	(2.9)

Effective income tax rate	43.3%	21.0%	33.6%

The effects of temporary differences that give rise to deferred tax assets and liabilities at March 31, 2010 and 2011 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Deferred tax assets:
Accrued enterprise taxes	¥622	¥632	$7,601
Accrued expenses	2,987	3,399	40,878
Accrued pension and severance costs	1,400	1,443	17,354
Allowance for doubtful accounts	55	372	4,474
Inventories	15,804	17,984	216,284
Net operating loss carryforwards	5,865	16,758	201,539
Property and equipment basis differences	3,577	4,418	53,133
Asset retirement obligations	1,381	1,372	16,500
Deferred revenue	988	416	5,003
Investments in affiliate	1,522	1,547	18,605
Other	2,763	3,661	44,029

Gross deferred tax assets	36,964	52,002	625,400
Less valuation allowance	(1,279)	(12,275)	(147,625)

Total deferred tax assets	35,685	39,727	477,775
Deferred tax liabilities:
Intangible assets	(14,375)	(17,075)	(205,352)
Investments in subsidiaries	—	(1,040)	(12,507)
Other	(1,425)	(1,312)	(15,779)

Gross deferred tax liabilities	(15,800)	(19,427)	(233,638)

Net deferred tax assets	¥19,885	¥20,300	$244,137

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods which the deferred tax assets are deductible, management believes it is more likely than not that KONAMI will realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2011.

The net change in the total valuation allowance for the years ended March 31, 2009, 2010 and 2011 was a decrease of ¥2,715 million and ¥4,448 million and an increase of ¥10,996 million ($132,243 thousand), respectively. The increase in the valuation allowance for the years ended March 31, 2011 mainly resulted from the acquisition of TAKASAGO, where valuation allowance for its existing net operating loss carryforwards was provided at the acquisition date.

Net deferred tax assets were included in the accompanying consolidated balance sheets as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Current assets:
Deferred income taxes, net	¥20,669	¥23,239	$279,483
Investments and other assets:
Deferred income taxes, net	3,531	2,934	35,286
Current liabilities:
Other current liabilities, net	(153)	(370)	(4,451)
Long-term liabilities:
Deferred income taxes, net	(4,162)	(5,503)	(66,181)

Net deferred tax assets	¥19,885	¥20,300	$244,137

At March 31, 2011, KONAMI had operating loss carryforwards aggregating approximately ¥40,973 million ($492,760 thousand), which will expire as follows:

Millions of Yen
Year ending March 31
2012	¥91
2013	3,091
2014	5,979
2015	5,702
2016	8,844
2017	13,343
2018 and thereafter	3,923

Total	¥40,973

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Balance at beginning of year	¥706	¥706	¥706	$8,491
Settlements with taxing authorities	—	—	¥(706)	$(8,491)

Balance at end of year	¥706	¥706	—	—

For the year ended March 31, 2011, KONAMI recognized the total amount of unrecognized tax benefits of ¥706 million ($8,491 thousand) based on its estimate of the outcome of the underlying tax position.

Although KONAMI believes its estimates and assumptions of unrecognized tax benefits are reasonable, given the uncertainty regarding when tax authorities will complete their examinations, the items subject to their examinations and the possible outcomes of their examinations, an accurate estimate of significant increases or decreases that may occur within the next twelve months cannot be made March 31, 2011.

KONAMI recognizes interest and penalties related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both the amount of interest and penalties in the consolidated balance sheets accrued as of March 31, 2010 and 2011, and the amount of interest and penalties included in income taxes in the consolidated statements of income for the years ended March 31, 2010 and 2011 are not material.

KONAMI files its income tax returns in various tax jurisdictions. KONAMI is no longer subject to tax examinations by the respective local tax authorities for fiscal years prior to the year ended March 31, 2004 for Europe, fiscal years prior to the year ended March 31, 2005 for North America and Australia, and fiscal years prior to the year ended March 31, 2008 for Japan.